Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	6,421,105	$6,373,181

Auto Components — 0.5%
Nemak SAB de CV(a)(c)	18,621,289	5,549,519

Banks — 16.0%
Banco del Bajio SA(c)	5,310,360	17,725,053
Grupo Financiero Banorte SAB de CV, Class O	14,501,761	115,975,004
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	14,025,866	26,046,791
Regional SAB de CV	1,755,100	12,851,691
		172,598,539
Beverages — 11.3%
Arca Continental SAB de CV	2,898,929	24,193,301
Coca-Cola Femsa SAB de CV	1,892,078	12,902,493
Fomento Economico Mexicano SAB de CV	10,586,510	84,356,279
		121,452,073
Building Products — 0.4%
Grupo Rotoplas SAB de CV(b)	2,300,071	3,914,913

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	3,669,687	7,210,419

Chemicals — 1.2%
Orbia Advance Corp. SAB de CV	6,852,842	13,400,940

Construction Materials — 4.9%
Cemex SAB de CV, NVS(a)	95,065,729	43,605,872
GCC SAB de CV	1,300,700	9,366,604
		52,972,476
Consumer Finance — 0.9%
Gentera SAB de CV	8,637,977	9,213,723

Diversified Telecommunication Services — 1.3%
Operadora De Sites Mexicanos SAB de CV	9,467,646	10,383,300
Sitios Latinoamerica SAB de CV(a)	7,751,122	3,487,081
		13,870,381
Equity Real Estate Investment Trusts (REITs) — 5.6%
Concentradora Fibra Danhos SA de CV(b)	3,501,154	4,231,725
FIBRA Macquarie Mexico(c)	5,991,800	8,943,912
Fibra Uno Administracion SA de CV	20,130,500	25,009,230
PLA Administradora Industrial S. de RL de CV(b)	6,105,904	8,854,732
Prologis Property Mexico SA de CV	4,361,638	13,448,422
		60,488,021
Food & Staples Retailing — 12.1%
Grupo Comercial Chedraui SA de CV	1,619,200	7,040,255
La Comer SAB de CV(b)	3,970,771	7,448,026
Wal-Mart de Mexico SAB de CV(b)	29,240,133	116,269,462
		130,757,743
Food Products — 5.3%
Gruma SAB de CV, Class B	1,399,360	17,466,978
Grupo Bimbo SAB de CV, Series A(b)	8,485,004	36,035,100
Grupo Herdez SAB de CV	1,947,224	3,988,509
		57,490,587
Hotels, Restaurants & Leisure — 0.8%
Alsea SAB de CV(a)	4,200,566	8,375,442

Household Products — 1.6%
Kimberly-Clark de Mexico SAB de CV, Class A	10,362,454	17,616,279

Security	Shares	Value

Industrial Conglomerates — 2.6%
Alfa SAB de CV, Class A	20,300,100	$14,067,189
Grupo Carso SAB de CV, Series A1	3,163,020	13,660,954
		27,728,143
Insurance — 0.7%
Qualitas Controladora SAB de CV	1,648,320	6,947,309

Media — 1.6%
Grupo Televisa SAB, CPO	15,583,447	17,114,815

Metals & Mining — 5.9%
Grupo Mexico SAB de CV, Series B	12,368,186	50,436,865
Industrias Penoles SAB de CV	978,568	13,155,435
		63,592,300
Pharmaceuticals — 0.5%
Genomma Lab Internacional SAB de CV, Class B	6,941,313	5,612,340

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	4,703,149	10,518,341

Road & Rail — 0.4%
Grupo Traxion SAB de CV(a)(b)(c)	3,015,500	4,366,802

Transportation Infrastructure — 9.2%
Grupo Aeroportuario del Centro Norte SAB de CV	1,975,505	17,130,804
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,286,249	36,894,708
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,253,330	31,007,153
Promotora y Operadora de Infraestructura SAB de CV	1,603,510	14,148,520
		99,181,185
Wireless Telecommunication Services — 14.4%
America Movil SAB de CV, Series L, NVS	159,984,718	155,639,741

Total Long-Term Investments — 99.5%
(Cost: $1,242,182,793)		1,071,985,212

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	13,079,936	13,081,244
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	830,000	830,000

Total Short-Term Securities — 1.3%
(Cost: $13,906,953)		13,911,244

Total Investments — 100.8%
(Cost: $1,256,089,746)		1,085,896,456

Liabilities in Excess of Other Assets — (0.8)%		(8,124,394)

Net Assets — 100.0%		$1,077,772,062

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,525,691	$—		$(5,441,568	)(a)	$1,803	$(4,682)	$13,081,244	13,079,936	$23,299	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	580,000	(a)	—		—	—	830,000	830,000	3,163		—
						$1,803	$(4,682)	$13,911,244		$26,462		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	207	12/16/22	$5,541	$40,960

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,071,985,212	$—	$—	$1,071,985,212
Money Market Funds	13,911,244	—	—	13,911,244
	$1,085,896,456	$—	$—	$1,085,896,456
Derivative financial instruments(a)
Assets
Futures Contracts	$40,960	$—	$—	$40,960

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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